Financial Risk Management - Summary of Financial Assets and Financial Liabilities Measured and Recognized at Fair Value (Detail) - AUD ($)	Jun. 30, 2020	Jun. 30, 2019
Liabilities
Warrant liability	$ 949,600	$ 3,164,413
Recurring Fair Value Measurement [member]
Liabilities
Convertible note liability	8,789,113	7,642,707
Warrant liability	949,600	3,164,413
Total liabilities	9,738,713	10,807,120
Level 2 [member] | Recurring Fair Value Measurement [member]
Liabilities
Warrant liability	949,600	3,164,413
Total liabilities	949,600	3,164,413
Level 3 [member] | Recurring Fair Value Measurement [member]
Liabilities
Convertible note liability	8,789,113	7,642,707
Total liabilities	$ 8,789,113	$ 7,642,707